Interest Rate Swap (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Noncash gain (loss) on interest rate swap			$ 128,934	$ 665,009	$ 847,743	$ 531,512	$ 2,271,093
Rabobank | LIBOR | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Noncash gain (loss) on interest rate swap	0	213,293	128,934	665,009	847,743	531,512	2,271,093
Net payments on interest rate swap	0	(232,999)	(129,408)	(787,880)	(971,259)	(971,009)	(4,065,220)
Loss on interest rate swap	0	(19,706)	(474)	(122,871)	(123,516)	(439,497)	(1,794,127)
Wachovia | LIBOR | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Noncash gain (loss) on interest rate swap							3,680,341
Net payments on interest rate swap							(3,720,244)
Loss on interest rate swap							(39,903)
CoBank | LIBOR | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Noncash gain (loss) on interest rate swap							98,940
Net payments on interest rate swap							(102,242)
Loss on interest rate swap							$ (3,302)